PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed Balance Sheets

	As of December 31,
	2022	2023
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	2,926	22,311
Prepayments and other current assets	126	1
Amounts from subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	—	441,251
Amounts due from subsidiaries	4,270	1,045
Total current assets	7,322	464,608

Non-current assets:
Long-term investments	17,355	34,470
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	984,175	709,711
Total non-current assets	1,001,530	744,181
Total assets	1,008,852	1,208,789

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Long-term bond payable, current	103,380	50,590
Accrued expenses and other liabilities:	31,440	69,779
Amounts due to subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	282,228	669,847
Amount due to related parties	—	34,676
Total current liabilities	417,048	824,892
Total liabilities	417,048	824,892

Commitments and contingencies	—	—

Shareholders’ equity:

Class A ordinary shares, par value Hong Kong Dollar (“HK$”) 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 71,775,686 shares issued as of December 31, 2022 and 2023, respectively; 66,020,679 shares outstanding as of December 31, 2022, and 2023, respectively.	9,244	9,244
Class B ordinary shares, par value Hong Kong Dollar (“HK$”) 1 per share, 600,000,000 shares authorized for Class A and Class B in aggregate; 24,336,650 shares issued and outstanding as of December 31, 2022, and 2023, respectively; each Class B ordinary share is convertible into one Class A ordinary share.	3,124	3,124
Additional paid-in capital	545,173	545,364
Accumulated other comprehensive loss	(9,031)	(37,408)
Retained earnings	154,577	(25,144)
Less: Treasury shares (5,755,007 shares as of December 31, 2022 and 2023, respectively.)	(111,283)	(111,283)
Total shareholders’ equity	591,804	383,897
Total liabilities and shareholders’ equity	1,008,852	1,208,789

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
General and administrative expenses	(8,347)	(2,257)	(1,664)
Other income (loss)	—	—	(8,010)
Operating loss	(8,347)	(2,257)	(9,674)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	(6,291)	(69,947)	(157,843)
Foreign exchange gain (loss)	2,814	264	(12)
Interest income	22	484	1,117
Interest expenses	(7,452)	(4,932)	(4,264)
Change in fair value of securities	(19,142)	826	(9,045)
Investment income, net	18,812	—	—
Loss before income taxes	(19,584)	(75,562)	(179,721)
Income tax expenses	—	—	—
Net loss	(19,584)	(75,562)	(179,721)
Other comprehensive income (loss)
Foreign currency translation adjustments	34,089	(47,413)	(27,872)
Gain (loss) on intra-entity foreign transactions of long-term investment nature	756	(2,794)	(505)
Other comprehensive income (loss)	34,845	(50,207)	(28,377)
Comprehensive income (loss)	15,261	(125,769)	(208,098)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$

Net cash generated from operating activities	52,462	146,815	86,652
Net cash generated from (used in) investing activities	22,149	(176)	(14,477)
Net cash used in financing activities	(99,804)	(162,929)	(52,790)
Exchange rate effect on cash, cash equivalents and restricted cash	—	(4)	—
Net increase (decrease) in cash, cash equivalents and restricted cash	(25,193)	(16,294)	19,385
Cash, cash equivalents and restricted cash at beginning of year	44,413	19,220	2,926
Cash, cash equivalents and restricted cash at end of year	19,220	2,926	22,311